NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

11005683

CERTWYS

1-31643

Received SEC
FEB 10 2011
Washington, DC 20549

February 10, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 10, 2011 the NYSE Amex LLC (the "Exchange") received from CCA Industries, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Preferred Stock Purchase Rights

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.